Transactions and Balances with Related Parties (Narrative) (Details) - Kanir and Meisaf [Member] € in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 30, 2008 EUR (€)
Disclosure of transactions between related parties [line items]
Aggregate annual services fee | €		€ 356	€ 250
USD [Member]
Disclosure of transactions between related parties [line items]
Aggregate annual services fee | $	$ 400